Operating Lease (Tables)	12 Months Ended
Dec. 31, 2019
Operating Lease [Abstract]
Schedule of components of lease expense

For the year ended December 31, 2019

Operating lease Cost:
Amortization of right-of-use assets	$41,935
Interest on lease liabilities	7,891
Total long term operating lease cost	49,826

Short term operating lease cost	$52,632

Schedule of supplemental cash flow information

For the year ended December 31, 2019

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$75,960

Right-of-use assets obtained in exchange for new lease obligations
Operating leases	$36,773

Schedule of supplemental balance sheet information related to leases

For the year ended December 31, 2019
Operating lease right-of-use assets	141,016

Operating lease liabilities-current	56,852
Operating lease liabilities, non-current	68,420
Total operating lease liabilities	125,272

Weighted-average remaining lease term	2.81

Weighted-average discount rate	6.00%

Schedule of maturity of operating lease liabilities
2020	$62,520
2021	35,884
2022	35,884
Thereafter	-
Total	134,288
Less: imputed interest	9,016
Total lease liabilities	$125,272